Acquisitions/Dispositions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Schedule of Business Acquisitions by Acquisition, Contingent Consideration

The Company has recorded a contingent earn-out liability for Thermomedics and ENG in aggregate total of $193,000, as of June 30, 2016.

Contingent Earn-Out Liability (In thousands):
Balance of contingent earn-out liability as of December 31, 2015	$307
Payment during the six months ended June 30, 2016	(30)
Change in FV of liability during the six months ended June 30, 2016	(88)
Balance of contingent earn-out liability as of June 30, 2016	$193

(In thousands)
Contingent Earn-Out Liability:
Balance of contingent earn-out liability as of January 1, 2014	$514
Change in liability during 2014	(514)
Balance of contingent earn-out liability as of December 31, 2014	-

Schedule of Asset and Liabilities Acquired

Under the acquisition method of accounting, the estimated purchase price of the acquisitions was allocated to net tangible and identifiable intangible assets and liabilities of Thermomedics and ENG assumed based on their estimated fair values. The estimated fair values of certain assets and liabilities have been estimated by management and are subject to change upon the finalization of the fair value assessments.

	Thermomedics	ENG
Assets acquired:
Net tangible assets	$35	$2,584
Customer contracts and relationships	240	238
Other assets	12	7
Patents and other intellectual property	178	-
Goodwill	108	200
	573	3,029
Liabilities acquired:
Current liabilities	(89)	(2,116)
Long term debt	-	(1)
Total estimated purchase price	$484	$912

The estimated fair values of certain assets and liabilities have been estimated by management and are subject to change upon the finalization of the fair value assessments.

	Themomedics	ENG
Assets acquired:
Net tangible assets	$35	$2,584
Customer contracts and relationships	240	238
Other assets	12	7
Patents and other intellectual property	178	-
Goodwill	108	200
	573	3,029
Liabilities acquired:
Current liabilities	(89)	(2,116)
Long term debt	-	(1)
Total estimated purchase price	$484	$912

Schedule of Supplemental Pro Forma Information

The following supplemental unaudited pro forma information assumes that these acquisitions had occurred as of January 1, for the six months ended June 30, 2015 (in thousands except per share data):

For Six Months Ended June 30, 2015
(unaudited)
Revenue	$2,890
Net loss	$(6,470)
Loss per common share – basic and diluted	$(0.00)

The following supplemental unaudited pro forma information assumes that these acquisitions had occurred as of January 1 for each period presented (in thousands except per share data):

	Year Ended December 31,
	2015	2014
	(unaudited)	(unaudited)
Revenue	$8,323	$4,124
Net loss	$(12,043)	$(7,561)
Loss per common share – basic and diluted	$(0.04)	$(0.08)

Thermomedics, Inc and E-N-G Mobile Systems, Inc [Member]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration

(In thousands)
Contingent Earn-Out Liability:
Balance of contingent earn-out liability as of December 31, 2014	$-
Change in liability during year ended December 31, 2015	307
Balance of contingent earn-out liability as of December 31, 2015	$307